Leases - Summary of Contractual Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	$ 256,305	$ 247,305
Less than 1 Year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	39,591	35,110
1-3 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	73,833	64,065
3-5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	63,462	56,075
More than 5 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments	$ 79,419	$ 92,055